COMMITMENTS AND CONTINGENCIES (Details Narrative) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Accrued liabilities	$ 12,000	¥ 83,575